Schedule of Carrying Value of Intangible Assets (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Subsequent Events [Abstract]
2026 (excluding the six months ended June 30, 2026)	$ 2,369
2027	4,739
2028	4,739
2029	1,299
2030	152
2031	152
Thereafter	645
Intangible assets, net	$ 14,095